Employee Benefits Expenses - Details of Average Salaried Workforce Breakdown By Category (Detail) - Employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Number and Average Number of Employees [Line Items]
Total average headcount of salaried workforce	54,423	54,946	57,855
Executives [member]
Disclosure of Number and Average Number of Employees [Line Items]
Total average headcount of salaried workforce	646	707	837
Middle management [member]
Disclosure of Number and Average Number of Employees [Line Items]
Total average headcount of salaried workforce	4,271	4,269	4,450
White collars [member]
Disclosure of Number and Average Number of Employees [Line Items]
Total average headcount of salaried workforce	49,505	49,967	52,563
Blue collars [member]
Disclosure of Number and Average Number of Employees [Line Items]
Total average headcount of salaried workforce	1	1	1
Employees on payroll [member]
Disclosure of Number and Average Number of Employees [Line Items]
Total average headcount of salaried workforce	54,423	54,944	57,851
Employees with temp work contracts [member]
Disclosure of Number and Average Number of Employees [Line Items]
Total average headcount of salaried workforce		2	4